Changes in Level 3 Liabilities (Detail) (Other Liabilities, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Other Liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value Liabilities Beginning Balance	$ 56.8		$ 23.1
Total (Gains) and Losses:
Included in Earnings	2.0	[1]	(0.1)	[1]
Included in Other Comprehensive Income	(0.5)	[2]
Purchases, Issuances, Sales, and Settlements:
Purchases			56.9
Settlements	(8.2)		(23.1)
Fair Value Liabilities Ending Balance	50.1		56.8
Unrealized (Gains) Losses Included in Earnings Related to Financial Instruments Held at December 31	$ 4.8	[1]	$ (0.1)	[1]

[1]	Gains (losses) are recorded in other operating income (expense) within the consolidated statement of income.
[2]	Unrealized foreign currency related losses on contingent consideration liabilities are included in foreign currency translation adjustments, within the consolidated statement of comprehensive income.